DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2023
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

4.    DISCONTINUED OPERATIONS

Disposition of VIEs and VIE subsidiaries

On July 23, 2021, the Group terminated all of its lottery business-related VIE contracts for nil consideration and disposed of its Chinese lottery-related business.

From July 23, 2021, the Group no longer retained any financial interest over lottery business related VIEs and accordingly deconsolidated lottery business related VIEs’ financial statements from the Group’s consolidated financial statements. The disposal of lottery business related VIEs represented a strategic shift and has a major effect on the Group’s result of operations. Accordingly, revenues, expenses and cash flows related to lottery business related VIEs have been classified in the consolidated financial statements as discontinued operations for the year ended December 31, 2021.

4.    DISCONTINUED OPERATIONS (continued)

Disposition of VIEs and VIE subsidiaries (continued)

On July 23, 2021, the Group calculated a loss resulting from such disposition as follows:

As of July 23, 2021
US$
Consideration	—

Cash and cash equivalents	1,200
Restricted Cash	194
Prepayments and other receivables	2,032
Property and equipment, net	1,346
Intangible assets, net	102
Long-term investments	492
Other non-current assets	236
Accrued payroll and welfare payable	(173)
Accrued expenses and other current liabilities	(833)
Long-term payables	(61)

Net assets of lottery business related VIEs*	4,535
Noncontrolling interest of lottery business related VIEs	2,162

Less: Net assets of lottery business related VIEs contributable to the Company	6,697

Loss on disposal of lottery business related VIEs	(6,697)
*	Net assets of lottery business related VIEs excluded payables of US$31,195 to the Company, which mainly consisted of a loan of US$27,987 provided by the Company to the former VIE subsidiary, Shenzhen E-Sun Sky Network Technology Co., Ltd. (“E-Sun Sky Network”) and the Company does not have an intention to collect. The exemption of debt filed by the Company and E-Sun Sky Network was approved by the PRC State Administration of Foreign Exchange and the State Taxation Administration in May 2022.

The condensed cash flows of lottery business related VIEs were as follows for the years ended December 31, 2021:

For the year ended December 31,
2021*
US$
Net cash used in operating activities	(2,985)
Net cash provided by investing activities	953
Net cash used in financing activities	(26,955)

Effect of foreign exchange on cash	381

4.    DISCONTINUED OPERATIONS (continued)

Disposition of VIEs and VIE subsidiaries (continued)

The operating results from discontinued operations of VIEs and VIE subsidiaries included in the Group’s consolidated statements of comprehensive loss were as follows for the year ended December 31, 2021:

For the year ended December 31,
2021*
US$
Major classes of line items constituting pre-tax profit of discontinued operations

Revenues	1,269
Cost of revenue	(192)
Sales and marketing expenses	(556)
General and administrative expenses	(2,322)
Service development expenses	(496)
Other income that are not major	73
Loss from discontinued operations, before income tax	(2,224)
Income tax expense	—
Loss from discontinued operations, net of income tax	(2,224)
Loss on disposal of the subsidiary, net of income tax	(6,697)
Net loss from discontinued operations, net of income tax	(8,921)

*Included financial results of discontinued operations from January 1, 2021 to July 23, 2021.

Disposition of mining pool business

On December 28, 2023, the Group entered into an agreement to sell its entire mining pool business for a total consideration of US$5,000, with payment arrangement of US$3,000 as the initial payment, US$1,000 as the second payment in October 2024 and US$1,000 as the third payment in October 2025. The disposal of the mining pool business represents a strategic shift and has a major effect on the Group’s results of operations. Accordingly, the Company’s consolidated financial statements for the year ended December 31, 2023 and the comparable periods have been classified to reflect the mining pool business as discontinued operations.

While the closing of the transaction occurred on February 29, 2024, for accounting purposes the mining pool business was deemed to be disposed of on January 31, 2024 when the Group relinquished control and received the first payment of the consideration by retaining 71.37 bitcoins of the mining pool business for compliance and safety purposes when transferring the mining pool business to the buyer. The retained bitcoins have a fair value of US$3,000 as determined using US$42 per bitcoin, which was published by Coinbase.com on January 29, 2024 at UTC 0:00.

4.    DISCONTINUED OPERATIONS (continued)

Disposition of mining pool business (continued)

Assets and liabilities of discontinued operations of the mining pool business were as follows as of December 31, 2022 and 2023:

	As of	As of
	December 31,	December 31,
	2022	2023
	US$	US$
ASSETS
Cash and cash equivalents	77	33
Accounts receivable, net	545	1,115
Prepayments and other current assets	86	101
Cryptocurrency assets	9,360	12,553
Current assets of discontinued operations	10,068	13,802

Property and equipment, net	11	4
Intangible assets, net	15	7
Non-current assets of discontinued operations	26	11	*

LIABILITIES
Accounts payable	19,753	27,250
Accrued payroll and welfare payable	72	119
Accrued expenses and other current liabilities	330	236
Current liabilities of discontinued operations	20,155	27,605
*

For presentation purpose, non-current assets of discontinued operations as of December 31, 2023 have been classified as current assets of discontinued operations in the consolidated balance sheets as the disposition occurred in January 2024.

The operating results from discontinued operations of the mining pool business included in the Group’s consolidated statements of comprehensive loss were as follows for the years ended December 31, 2021, 2022 and 2023:

	For the years ended December 31,
	2021	2022	2023
Major classes of line items constituting pre-tax profit of discontinued operations

Revenues	1,310,970	636,937	296,942
Cost of revenue	(1,319,770)	(642,754)	(295,468)
Sales and marketing expenses	(64)	(297)	(354)
General and administrative expenses	(3,198)	(840)	(417)
Service development expenses	(1,898)	(1,452)	(353)
Other operating income	16	475	70
Other operating expenses	(28)	(3,107)	—
Net gain (loss) on disposal of cryptocurrency assets	10,421	16,195	(860)
Impairment of cryptocurrency assets	(26,064)	(9,039)	(2,886)
Changes in fair value of derivative instruments	3,696	—	—
Impairment of intangible assets	—	(48,555)	—
Impairment of goodwill	—	(26,569)	—
Loss before income tax from discontinued operations	(25,919)	(79,006)	(3,326)
Income tax expense	—	—	—
Net loss from discontinued operations, net of applicable income taxes	(25,919)	(79,006)	(3,326)

4.    DISCONTINUED OPERATIONS (continued)

Disposition of mining pool business (continued)

The condensed cash flows of the mining pool business were as follows for the years ended December 31, 2021, 2022, and 2023:

	For the years ended December 31,
	2021	2022	2023
	US$	US$	US$
Net cash provided by (used in) operating activities	4,518	(29,186)	(227)
Net cash provided by (used in) investing activities	364	34,354	(413)
Net cash (used in) provided by financing activities	(3,687)	(6,461)	481

Effect of foreign rate exchange on cash	(16)	191	115

Supplemental disclosures of non-cash investing and financing activities:
Repayment of third-party borrowings in the form of cryptocurrencies	6,523	—	—
Cryptocurrencies acquired in connection with business combination	73,184	—	—

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of such amounts shown in the consolidated statements of cash flows.

	As of	As of	As of
	December 31,	December 31,	December 31,
	2021	2022	2023
	US$	US$	US$
Cash, cash equivalents and restricted cash – consolidated balance sheets	16,625	5,497	3,244
Cash, cash equivalents and restricted cash, discontinued operations	1,179	77	33
Cash, cash equivalents and restricted cash – consolidated statements of cash flows	17,804	5,574	3,277